Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax liabilities:
Deferred tax liabilities	$ (44,785)	$ (17,085)	$ (2,344,514)
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	632,263	666,297	2,344,514
Net deferred tax assets	587,478	649,212
Less: temporary differences not recognized	(587,478)	(649,212)
Net deferred tax recognized in the statement of financial position			0
Interest and Royalty Income Receivable Future Assessable Income
Deferred tax liabilities:
Deferred tax liabilities	(44,785)	(17,085)	(2,344,514)
Recognition of Tax Losses
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences			1,508,764
Accrued Expenses and Other Liabilities
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	200,536	198,607	205,458
Employee Provisions
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	161,006	161,159	152,675
Other Miscellaneous Items
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	$ 270,721	$ 306,531	$ 477,617